Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 12,613	$ 263,282
Cost of revenues	31,468	211,269
Gross profit (loss)	(18,855)	52,013
Operating expenses
General and administrative expenses	1,945,860	999,293
Depreciation and amortization	180,739	101,818
Total operating expenses	2,126,599	1,101,111
Loss from operations	(2,145,454)	(1,049,098)
Other income (expense)
Interest expense	(150,542)	(57,087)
Loss on disposal of fixed assets	0	0
Interest income	9	4,601
Total other expense - net	(150,533)	(52,486)
Net loss before income taxes	(2,295,987)	(1,101,584)
Income tax benefit	0	59,324
Net loss	$ (2,295,987)	$ (1,042,260)
Loss per share - basic and diluted	$ (0.12)	$ (0.24)
Weighted average number of shares outstanding - basic and diluted	19,485,260	4,374,453